Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

First Trust TCW Unconstrained Plus Bond ETF

(the “Fund”)

Supplement To the Fund’s Prospectus

May 31, 2023

Effective May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index will be replaced as a securities market index for the Fund with the the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate. The Bloomberg US Aggregate Bond Index will also be added as a securities market index for the Fund.

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Average Annual Total Returns for the Periods Ended December 31, 2021” table is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2021

	1 Year	Since Inception	Inception Date
Return Before Taxes	1.02%	4.46%	6/4/2018
Return After Taxes on Distributions	0.13%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	2.89%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index (reflects no deduction for fees, expenses or taxes)[1]	0.17%	1.38%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	4.60%
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[1]	0.05%	1.17%

1 On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index will be replaced as a securities market index for the Fund with the the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Total Return Information” table is deleted in its entirety and replaced with the following:

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Total Returns as of August 31, 2022

		Average Annual	Cumulative
	1 Year	Inception (6/4/2018)	Inception (6/4/2018)
Fund Performance
Net Asset Value	-5.55%	2.42%	10.65%
Market Price	-5.31%	2.52%	11.09%
Index Performance
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index[1]	0.72%	1.32%	5.72%
Bloomberg US Aggregate Bond Index	11.52%	1.12%	4.83%
ICE BofA 3-Month US Treasury Bill Index[1]	0.37%	1.07%	4.63%

1 On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index will be replaced as a securities market index for the Fund with the the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.

Please Keep this Supplement with your Fund’s Prospectus for Future Reference